Revenues and Other Income (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Revenues and Other Income [Abstract]
Schedule of Invoiced Spirits Products Sold to the External Customers Less Discounts, Returns, and Surcharges

Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.

	Nine months ended March 31, 2023	Nine months ended March 31, 2022
	US$	US$
Revenues	16,712,052	15,055,390
Sales rebate	(2,486,654)	(2,199,963)
	14,225,398	12,855,427
Other income	22,297	31,754
	14,247,695	12,887,181
Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.
	Year Ended June 30, 2022	Year Ended June 30, 2021
	US$	US$
Revenues	18,092,018	17,204,693
Sales rebates	(2,146,600)	(2,012,827)
	15,945,418	15,191,866
Other income	40,775	44,763
	15,986,193	15,236,629

Schedule of Concentration Analysis of the Revenue

All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:

	Nine months ended March 31, 2023	Nine months ended March 31, 2022
Customer A	20%	14%
Customer B	18%	11%
Customer C	11%	13%
Customer D	11%	14%
Customer E	10%	1%
Customer F	8%	9%
Others	22%	38%
	100%	100%
All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:
	Year Ended June 30, 2022	Year Ended June 30, 2021
Customer A	11%	16%
Customer B	13%	16%
Customer C	13%	13%
Customer D	5%	10%
Customer E	8%	10%
Customer F	11%	9%
Customer G	8%	4%
Others	31%	22%
	100%	100%